Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Billions
		Sep. 30, 2017	Mar. 31, 2017
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required	[1]	¥ 3,856	¥ 3,857
Actual		7,281	7,002
Tier 1 capital:
Required	[1]	4,781	4,783
Actual		¥ 9,005	¥ 8,212
Required	[1]	7.75%	7.75%
Actual		14.59%	13.30%
Total risk-based capital:
Required	[1]	¥ 6,015	¥ 6,017
Actual		¥ 10,947	¥ 10,051
Required	[1]	9.75%	9.75%
Actual		17.74%	16.28%
Common Equity Tier 1 capital:
Required	[1]	6.25%	6.25%
Actual		11.80%	11.34%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 2,525	¥ 2,541
Actual		6,604	6,304
Tier 1 capital:
Required		3,366	3,388
Actual		¥ 8,349	¥ 7,536
Required		6.00%	6.00%
Actual		14.87%	13.34%
Total risk-based capital:
Required		¥ 4,489	¥ 4,517
Actual		¥ 10,193	¥ 9,149
Required		8.00%	8.00%
Actual		18.16%	16.20%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		11.76%	11.16%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 2,417	¥ 2,432
Actual		6,347	6,057
Tier 1 capital:
Required		3,223	3,243
Actual		¥ 8,101	¥ 7,316
Required		6.00%	6.00%
Actual		15.08%	13.53%
Total risk-based capital:
Required		¥ 4,298	¥ 4,324
Actual		¥ 9,949	¥ 8,938
Required		8.00%	8.00%
Actual		18.52%	16.53%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		11.81%	11.20%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 110	¥ 112
Actual		487	466
Tier 1 capital:
Required		146	149
Actual		¥ 487	¥ 466
Required		6.00%	6.00%
Actual		19.95%	18.73%
Total risk-based capital:
Required		¥ 195	¥ 199
Actual		¥ 505	¥ 485
Required		8.00%	8.00%
Actual		20.68%	19.47%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		19.95%	18.73%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 110	¥ 113
Actual		494	475
Tier 1 capital:
Required		146	150
Actual		¥ 494	¥ 475
Required		6.00%	6.00%
Actual		20.28%	18.98%
Total risk-based capital:
Required		¥ 195	¥ 200
Actual		¥ 511	¥ 493
Required		8.00%	8.00%
Actual		20.99%	19.70%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		20.28%	18.98%

[1]	The required ratios disclosed above, at March 31, 2017 and September 30, 2017, include the transitional capital conservation buffer of 1.25% and the transitional additional loss absorbency requirements for global systemically important banks ("G-SIBs") and domestic systemically important banks ("D-SIBs") of 0.5%, which are both in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.